Fair Value Measurement - Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Fair Value Measurement
Impairment charge of goodwill recognized	$ 0
Non-recurring
Fair Value Measurement
Impairment charge of goodwill recognized	0	$ 0
Impairment charge of intangible assets recognized	0	10,200
Significant Unobservable Inputs (Level 3) | Non-recurring
Fair Value Measurement
Impairment	$ 25,400	$ 32,600